SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)
Leases
Right-of-use assets	$ 323,526	$ 408,807	$ 23,252
Current	121,459	153,476	20,463
Non-current	202,067	255,331	2,789
Total	$ 323,526	$ 408,807	$ 23,252